Submission	Dec. 04, 2024
Submission [Line Items]
Central Index Key	0001047862
Registrant Name	Consolidated Edison, Inc.
Registration File Number	333-264049
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES